Improvements to concession assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets
8.	Improvements to concession assets

As of December 31, 2018, 2019 and 2020, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2018		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2018
Investment:
Improvements to concession assets	Ps.	11,779,768	Ps.	6,366	Ps.	(7,919)	Ps.	1,669,128	Ps.	(5,694)	Ps.	13,441,649
Construction in-progress		2,376,483		1,661,060		—		(1,669,128)		13,703		2,382,118
Total investment		14,156,251		1,667,426		(7,919)		—		8,009		15,823,767
Accumulated amortization		(4,212,229)		(634,115)		7,517		—		(2,080)		(4,840,907)
Net amounts	Ps.	9,944,022	Ps.	1,033,311	Ps.	(402)	Ps.	—	Ps.	5,929	Ps.	10,982,860

	Balance as of January 1, 2019		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2019
Investment:
Improvements to concession assets	Ps.	13,441,649	Ps.	760,726	Ps.	(21,977)	Ps.	2,804,400	Ps.	(141,702)	Ps.	16,843,096
Construction in-progress		2,382,118		1,218,757		—		(2,804,400)		(14,470)		782,005
Total investment		15,823,767		1,979,483		(21,977)		—		(156,172)		17,625,101
Accumulated amortization		(4,840,907)		(784,680)		21,977		—		41,892		(5,561,718)
Net amounts	Ps.	10,982,860	Ps.	1,194,803	Ps.	-	Ps.	—	Ps.	(114,280)	Ps.	12,063,383

	Balance as of January 1, 2020		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2020
Investment:
Improvements to concession assets	Ps.	16,843,096	Ps.	321,758	Ps.	—	Ps.	259,621	Ps.	202,739	Ps.	17,627,214
Construction in-progress		782,005		2,153,038		—		(259,621)		9,207		2,684,629
Total investment		17,625,101		2,474,796		—		—		211,946		20,311,843
Accumulated amortization		(5,561,718)		(939,336)		—		—		(46,949)		(6,548,003)
Net amounts	Ps.	12,063,383	Ps.	1,535,460	Ps.	—	Ps.	—	Ps.	164,997	Ps.	13,763,840

As of December 31, 2018, 2019 and 2020, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2018		December 31, 2019		December 31, 2020
Net amounts:
Improvements to concession assets	Ps.	8,600,742	Ps.	11,281,378	Ps.	11,079,211
Construction in-progress		2,382,118		782,005		2,684,629
Total amounts	Ps.	10,982,860	Ps.	12,063,383	Ps.	13,763,840

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, even though they are not in committed investments in the MDP.

As of December 31, 2018, 2019 and 2020, the balance of machinery, equipment, improvements on leased assets and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps. 318,519, Ps. 286,409 and Ps. 540,854, respectively. Construction in-progress relates mainly to the rehabilitation of the expansion of the terminal building at the San José del Cabo airport, the building of a new processing building at the Tijuana airport, the building of a new runway and taxiing runway parallel to the main runway at the Guadalajara airport, installation and adaptation of solar panels in 12 airports and the expansion of the terminal building at the Montego Bay airport.